Revision of Prior Period Financial Statements (Details) - Schedule of balance sheets (Unaudited) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Previously Reported [Member]
Current assets:
Cash and cash equivalents	$ 237,552	$ 329,839
Accounts receivable, net	540,000			[1],[2]
Prepaid expenses	117,604
Related party note receivable	281,771
Assets held for sale, current	7,313,798
Total current assets	8,490,725		3,933,047
Property and equipment, net	135,000
Intangible assets, net	4,060,431
Goodwill	1,190,000		5,855,748
Total assets	13,876,156		16,070,008
Current liabilities:
Accounts payable and accrued expenses	3,124,652		754,850
Loans payable	286,441
Taxes payable	771
Note payable, related party	1,457,669
Liabilities held for sale, current	677,084
Total current liabilities	5,546,617		1,558,821
Notes payable	4,982,944
Deferred tax liability	14,926
Total liabilities	10,544,487		2,335,588
Shareholders’ equity:
Preferred stock, $0.001 par value, 100,000 shares authorized, no shares issued and outstanding respectively
Common stock, $0.001 par value, 500,000,000 shares authorized, 120,058,181 and 97,005,817 shares issued and outstanding at September 30, 2021 and December 31, 2020, respectively	120,058
Additional paid-in capital	24,622,355		16,246,645
Accumulated deficit	(21,410,744)
Total shareholders’ equity	3,331,669
Total liabilities and shareholders’ equity	13,876,156		16,070,008
Revision of Prior Period, Adjustment [Member]
Current assets:
Cash and cash equivalents
Accounts receivable, net
Prepaid expenses
Related party note receivable
Assets held for sale, current
Total current assets
Property and equipment, net
Intangible assets, net
Goodwill
Total assets
Current liabilities:
Accounts payable and accrued expenses
Loans payable
Taxes payable
Note payable, related party
Liabilities held for sale, current
Total current liabilities
Notes payable	(850,461)
Deferred tax liability
Total liabilities	(850,461)
Shareholders’ equity:
Preferred stock, $0.001 par value, 100,000 shares authorized, no shares issued and outstanding respectively
Common stock, $0.001 par value, 500,000,000 shares authorized, 120,058,181 and 97,005,817 shares issued and outstanding at September 30, 2021 and December 31, 2020, respectively
Additional paid-in capital	1,359,292
Accumulated deficit	(508,831)
Total shareholders’ equity	850,461
Total liabilities and shareholders’ equity
Revised [Member]
Current assets:
Cash and cash equivalents	237,552	$ 329,839
Accounts receivable, net	540,000		113,599	[1],[2],[3],[4]
Prepaid expenses	117,604
Related party note receivable	281,771
Assets held for sale, current	7,313,798
Total current assets	8,490,725		4,815,279	[3],[4],[5]
Property and equipment, net	135,000
Intangible assets, net	4,060,431
Goodwill	1,190,000		4,663,514	[3],[4],[5]
Total assets	13,876,156		15,760,006	[3],[4],[5]
Current liabilities:
Accounts payable and accrued expenses	3,124,652		1,092,236	[3],[4],[5]
Loans payable	286,441
Taxes payable	771
Note payable, related party	1,457,669
Liabilities held for sale, current	677,084
Total current liabilities	5,546,617		1,896,207	[3],[4],[5]
Notes payable	4,132,483
Deferred tax liability	14,926
Total liabilities	9,694,026		2,672,974	[3],[4],[5]
Shareholders’ equity:
Preferred stock, $0.001 par value, 100,000 shares authorized, no shares issued and outstanding respectively
Common stock, $0.001 par value, 500,000,000 shares authorized, 120,058,181 and 97,005,817 shares issued and outstanding at September 30, 2021 and December 31, 2020, respectively	120,058
Additional paid-in capital	25,981,647		16,894,103	[3],[4],[5]
Accumulated deficit	(21,919,575)
Total shareholders’ equity	4,182,130
Total liabilities and shareholders’ equity	$ 13,876,156		$ 15,760,006	[3],[4],[5]

[1]	The Company does not own the VIE’s portion of this asset. Amounts relating to the VIE are accounts receivable, net of $113,599 and inventory, net of $768,633.
[2]	The Company does not own the VIE’s portion of this asset. Amounts relating to the VIE are accounts receivable, net of $113,599 and inventory, net of $768,633.
[3]	There was no impact to the Company’s consolidated statements of operations.
[4]	There was no impact to the Company’s consolidated statements of operations.
[5]	There was no impact to the Company’s consolidated statements of operations.